SUPPLEMENT DATED JULY 10, 2009

TO

PROSPECTUS DATED MAY 1, 2009
FOR SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information about the AllianceBernstein Wealth Appreciation Strategy Portfolio available under your Policy.

At a meeting of the Board of Directors of AllianceBernstein Variable Products Series Fund, Inc. held on May 5-7, 2009, the Board approved the liquidation and termination of the AllianceBernstein Wealth Appreciation Strategy Portfolio (the “Portfolio”).  Shareholders of the Portfolio are encouraged to find a suitable replacement investment option for any assets they have invested in the Portfolio before the liquidation and termination of the Portfolio. You may choose among a number of Sub-Accounts and a Fixed Account Option.  The Sub-Accounts in the Variable Account invest in shares of the following Funds1:

ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	AIM V.I. Core Equity Fund (Series I)
BlackRock Global Allocation V.I. Fund (Class III)	Columbia Marsico 21st Century Fund, Variable Series – Class B
Fidelity VIP Balanced Portfolio (Service Class 2)	Fidelity VIP Contrafund® Portfolio (Service Class 2)
Franklin Income Securities Fund (Class 2)	Fidelity VIP Index 500 Portfolio (Service Class 2)
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	Mutual Shares Securities Fund (Class 2)
MFS® Total Return Portfolio (Service Class)	MFS® Value Portfolio (Service Class)
SCSM Ibbotson Balanced Fund (Initial Class)[2]	Oppenheimer Capital Appreciation Fund/VA (Service Shares)
SCSM Ibbotson Growth Fund (Initial Class)[2]	SCSM Davis Venture Value Fund (Initial Class)
SCSM Ibbotson Moderate Fund (Initial Class)[2]	SCSM Oppenheimer Large Cap Core Fund (Initial Class)
The Universal Institutional Funds, Inc. Equity & Income Portfolio (Class II Shares)	SCSM WMC Large Cap Growth Fund (Initial Class)
EMERGING MARKETS BOND	SCSM Lord Abbett Growth & Income Fund (Initial Class)
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	Van Kampen Life Investment Trust Comstock Portfolio (Class 2 Shares)
EMERGING MARKETS EQUITY	MID CAP EQUITY
MFS® Emerging Markets Equity Portfolio (Service Class)	Fidelity VIP Mid Cap Portfolio (Service Class 2)
HIGH YIELD BOND	SCSM WMC Blue Chip Mid Cap Fund (Initial Class)
SCSM PIMCO High Yield Fund (Initial Class)	SCSM Goldman Sachs Mid-Cap Value Fund (Initial Class)
INFLATION-PROTECTED BOND	The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II Shares)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio (Class II Shares)
INTERMEDIATE TERM BOND	REAL ESTATE EQUITY
MFS® Bond Portfolio (Service Class)	Sun Capital Global Real Estate Fund (Initial Class)
MFS® Government Securities Portfolio (Service Class)	SHORT TERM BOND
SCSM PIMCO Total Return Fund (Initial Class)	SCSM Goldman Sachs Short Duration Fund (Initial Class)
Sun Capital Investment Grade Bond Fund® (Initial Class)	SMALL CAP EQUITY
INTERNATIONAL/GLOBAL EQUITY	DWS Small Cap Index VIP (Class B)
AIM V.I. International Growth Fund (Series I)	Franklin Small Cap Value Securities Fund (Class 2)
MFS® International Growth Portfolio (Service Class)	SCSM AIM Small Cap Growth Fund (Initial Class)
MFS® Research International Portfolio (Service Class)	SCSM Dreman Small Cap Value Fund (Initial Class)
Oppenheimer Global Securities Fund/VA (Service Shares)	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
SCSM AllianceBernstein International Value Fund (Initial Class)	SPECIALTY/SECTOR EQUITY
Templeton Growth Securities Fund (Class 2)	MFS® Utilities Portfolio (Service Class)
INTERNATIONAL/GLOBAL SMALL/MID CAP EQUITY	SPECIALTY/SECTOR COMMODITY
First Eagle Overseas Variable Fund[3]	PIMCO Commodity RealReturn Strategy Portfolio (Administrative Class)
MONEY MARKET	TARGET DATE
Sun Capital Money Market Fund® (Initial Class)	Fidelity VIP Freedom 2015 Portfolio (Service Class 2)[2]
MULTI SECTOR BOND	Fidelity VIP Freedom 2020 Portfolio (Service Class 2)[2]
Franklin Strategic Income Securities Fund (Class 2)	Fidelity VIP Freedom 2030 Portfolio (Service Class 2)[2]

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
3This Fund does not have different share classes.

Additional copies of any Fund prospectuses may be obtained by calling 1-866-702-6998 or visiting www.sunlifeusa.com.

Effective immediately, transfers of Account Value out of the AllianceBernstein Wealth Appreciation Strategy Portfolio to any other investment option under your Policy will not count against limits, if any, on the number of transfers permitted under your Policy each year, provided that no subsequent transfers are made back into the AllianceBernstein Wealth Appreciation Strategy Portfolio.

As of the close of business on September 25, 2009 (the "Liquidation Date"), any Account Value remaining in the AllianceBernstein Wealth Appreciation Strategy Portfolio will automatically be transferred to the Money Market investment option available under your Policy.

Any portfolio rebalancing or dollar cost averaging investment programs in which you participate on the Liquidation Date will continue.  If an alternative investment option had not previously been selected to replace the AllianceBernstein Wealth Appreciation Strategy Portfolio, the Money Market investment option available under your Policy will be the investment option used.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.